Financial assets - Guarantees received (Details) - Financial assets at amortised cost - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	€ 574,360	€ 537,216
Other guarantees	85,342	82,314
Total value of guarantees received	659,702	619,530
Impaired | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	12,239	12,106
Other guarantees	€ 1,751	€ 1,253